Stockholders’ Equity/(Deficit) - Part 3 (Details)						1 Months Ended					3 Months Ended			4 Months Ended	5 Months Ended		6 Months Ended			12 Months Ended
	Jun. 13, 2025 shares	Jan. 31, 2025 $ / shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 14, 2025 USD ($) shares	Jan. 31, 2025 USD ($) $ / shares	Jan. 23, 2025 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025	Jun. 30, 2024 USD ($) shares	Apr. 17, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 11, 2025 $ / shares	Jun. 24, 2025 $ / shares shares	May 01, 2025 USD ($) $ / shares shares	Apr. 28, 2025 USD ($) shares	Feb. 28, 2025 $ / shares shares	Jan. 24, 2025 $ / shares	Aug. 31, 2024	Jul. 31, 2024 $ / shares	May 14, 2024 shares	Dec. 31, 2022 shares
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Ownership interest, percentage			4.99%					4.99%
Warrants issued											2,304,327				2,304,327		2,304,327	2,304,327		796,176				116,263
Private Placement of Series B Preferred Stock (in Dollars) | $													$ 1,551,000						$ 1,551,000
Convertible conversion price (in Dollars per share) | $ / shares																											$ 1.1
Shares repurchased																				21	72
Proceeds from ELOC Sales of Common Stock (in Dollars) | $																		$ 730,074
Percentage of beneficially own																				9.99%								9.99%
Percentage of election of the holder																				9.99%								9.99%
Common stock, shares exchanged for warrants									2,816,291
Warrants to purchase common stock													28,779,665						4,865,239	6,428,594	2,691,509
Preferred stock, stated value (in Dollars per share) | $ / shares																							$ 0.0001
Exercise price (in Dollars per share) | $ / shares																$ 5				$ 5
Subscription amount (in Dollars) | $											$ 24,495,000				$ 24,495,000		$ 24,495,000	$ 24,495,000		$ 24,495,000
Number of barrels										600											1,200
Commitment Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																										$ 67
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Common stock, shares exchanged for warrants																		3,066,776
Prepaid warrants exercised																		3,071,992
Warrant outstanding											100,000				100,000		100,000	100,000		3,871,992
Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.01
Percentage of beneficially own				4.99%
Percentage of election of the holder				9.99%
Common stock, shares exchanged for warrants
Prepaid warrants exercised																		112,144
Warrant outstanding											270,061				270,061		270,061	270,061		382,205
Stock price (in Dollars per share) | $ / shares											$ 5				$ 5		$ 5	$ 5		$ 5
Consecutive trading days to exercise																		5
Percentage of consecutive trading day exercise days																		125.00%		125.00%
Consecutive trading day																				5
Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6											6
Warrants issued																				796,176	116,928
Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants outstanding (in Dollars) | $									$ 26,706
Warrants issued				197,013																0
Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 5	$ 5											$ 5				$ 5	$ 4
Warrants issued																				197,013
Measurement Input, Cap Rate [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants measurement input					5											5
Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants issued maximum	10,000,000
Private Placement of Series B Preferred Stock (in Dollars) | $
Shares repurchased													14						14	21	72
Common Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Prepaid warrants exercised																		3,071,992
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Shares repurchased																				21
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Preferred stock, authorized																							5,000,000							5,000,000
Preferred stock, shares outstanding																				494,840
Preferred Stock [Member] | Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants issued																				197,013
Related Party [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				4	$ 5											$ 5
Warrants issued																				60,563
Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants issued																								75,702
Related Party [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Common stock, shares exchanged for warrants											1,201,543							2,317,452
Prepaid warrants exercised											1,203,783							2,321,342
Warrant outstanding											0				0		0	0
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 5
Related Party [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4																	$ 5
Warrants issued				60,563																	60,563
Warrant outstanding				75,705
Related Party [Member] | Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																													$ 5
Related Party [Member] | Common Stock [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 5
Black Scholes [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 1.838											$ 1.838
Warrants Reclassifed On IPO [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				4
Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares														$ 0.001								$ 0.01
Warrants issued														327,868
Convertible conversion price (in Dollars per share) | $ / shares																											1.1
Prepaid warrants exercised						270,061
Subsequent Event [Member] | Commitment Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																										$ 67
Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Prepaid warrants exercised						100,000
Warrant outstanding						0
Subsequent Event [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Prepaid warrants exercised						18,796
Warrant outstanding						0
Subsequent Event [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Dividend percentage			15.00%
Subsequent Event [Member] | ELOC Purchase Agreement [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Proceeds from ELOC Purchase Agreement (in Dollars) | $			$ 1,000,000
Subsequent Event [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Prepaid warrants exercised						251,265
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Subsequent Event [Member] | Related Party [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrant outstanding						0
Minimum [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares											$ 0.4763				$ 0.4763		$ 0.4763	$ 0.4763
Maximum [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares											1.12				1.12		1.12	1.12
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares											$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, subscriptions (in Dollars per share) | $ / shares			$ 10					$ 10
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 12					12
Dividend percentage			15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares			$ 1.8					1.8
Preferred stock, conversion rate, percent of calculation			110.00%
Preferred stock, subscription amount (in Dollars) | $											$ 7,443,557				$ 7,443,557		$ 7,443,557	$ 7,443,557
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 0.0001					$ 0.0001
Preferred stock, authorized			750,000					750,000			850,000				850,000		850,000	850,000
Preferred stock, liquidation preference, percent of preference calculation			110.00%
Preferred stock, stated value (in Dollars) | $											$ 8,932,248				$ 8,932,248		$ 8,932,248	$ 8,932,248
Liquidation preference (in Dollars) | $											$ 10,072,005				$ 10,072,005		$ 10,072,005	$ 10,072,005
Percentage of accrued dividends			110.00%					110.00%
Share conversion threshold period			36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Preferred stock, redemption, prior written notice			30 days
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares											$ 0.001				$ 0.001		$ 0.001	$ 0.001
Exercise of warrants in exchange preferred stock																		1,027,868
Common stock, shares exchanged for warrants																		55,917
Warrants issued in period																		327,868
Prepaid warrants exercised																		1,027,868
Series B Preferred Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Exercise of warrants in exchange preferred stock
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Exchange of warrants to purchase stocks											55,917						55,917
Preferred stock, shares outstanding											744,354				744,354		744,354	744,354
Series B Preferred Stock [Member] | Preferred Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Exchange of warrants to purchase stocks																		55,917
Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Preferred stock, subscription amount (in Dollars) | $											$ 2,995,437				$ 2,995,437		$ 2,995,437	$ 2,995,437
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants issued														119,207
Preferred stock, subscriptions (in Dollars per share) | $ / shares			$ 10					$ 10
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 12					12
Dividend percentage			15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares			$ 1.8					$ 1.8
Preferred stock, conversion rate, percent of calculation			110.00%
Preferred stock, subscription amount (in Dollars) | $														$ 2,551,810											$ 2,551,810
Preferred stock, shares outstanding			255,181			756,854		255,181						255,181
Preferred stock, stated value (in Dollars per share) | $ / shares			$ 0.0001					$ 0.0001
Preferred stock, authorized			750,000					750,000
Preferred stock, liquidation preference, percent of preference calculation		110.00%										110.00%
Preferred stock, shares outstanding																									255,181
Preferred stock, stated value (in Dollars) | $						$ 9,082,248								$ 3,062,172
Liquidation preference (in Dollars) | $						10,405,553								3,433,497
Percentage of accrued dividends			110.00%					110.00%
Share conversion threshold period			36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares			90 days
Preferred stock, redemption, prior written notice			30 days
Series B Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Prepaid warrants exercised			700,000
VWAP per prepaid warrant (in Dollars per share) | $ / shares			$ 0.56
Series B Preferred Stock [Member] | Subsequent Event [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Preferred stock, subscription amount (in Dollars) | $			$ 250,000					$ 250,000						$ 250,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $			1,150,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Proceeds from exchange of warrants (in Dollars) | $			$ 392,000
Series B Preferred Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares														$ 0.4736
Series B Preferred Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares														$ 1.17
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 8																				$ 4
Warrants issued					93,789											93,789
Preferred stock, subscriptions (in Dollars per share) | $ / shares					$ 10											$ 10				10
Preferred stock, stated value (in Dollars per share) | $ / shares					$ 12											$ 12				$ 12				$ 12
Dividend percentage																		15.00%		15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares																		$ 1.8		$ 1.8
Preferred stock, conversion rate, percent of calculation				110.00%														110.00%		110.00%
Convertible conversion price (in Dollars per share) | $ / shares				$ 4							$ 5				$ 5		$ 5	$ 5		$ 5
Private placement of series B preferred stock			67,162
Preferred stock, shares issued					4,948,478											4,948,478
Preferred stock, shares outstanding					4,948,478											4,948,478				4,948,478
Preferred stock, stated value (in Dollars per share) | $ / shares					$ 0.0001											$ 0.0001				$ 0.0001
Subscription price percentage																25.00%				25.00%
Preferred stock, authorized																									5,000,000					5,000,000
Temporary Equity, Shares Subscribed but Unissued																				0
Preferred stock redemption, term prior to written notice				30 days							30 days				30 days		30 days	30 days
Preferred stock, redemption price as percent of stated amount																		110.00%		110.00%
Subscriptions received (in Dollars) | $					$ 4,948,478						$ 7,566,104				$ 7,566,104	$ 4,948,478	$ 7,566,104	$ 7,566,104		$ 4,948,478				$ 3,221,603
Received subscriptions, including cash (in Dollars) | $					2,025,000											2,025,000
Subscription amount (in Dollars) | $					$ 1,155,000											$ 1,155,000
Number of barrels																525				525
Barrels average value (in Dollars) | $																$ 2,200				$ 2,200
Aggregate total fixed assets (in Dollars) | $																259,875				259,875
Aggregate total inventory (in Dollars) | $																895,125				895,125
Extinguishment of debt (in Dollars) | $																$ 719,919				$ 719,919
Shares of preferred stock					93,789											93,789
Preferred stock, liquidation preference, percent of preference calculation																		110.00%		110.00%
Preferred stock, stated value (in Dollars) | $											$ 2,528,400				$ 2,528,400		$ 2,528,400	$ 2,528,400		$ 5,938,080
Liquidation preference (in Dollars) | $																				6,943,830
Percentage of accrued dividends											110.00%				110.00%		110.00%	110.00%
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants outstanding (in Dollars) | $					$ 937,959											$ 937,959
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6											$ 6
Warrant outstanding					510,315											510,315
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private placement of series B preferred stock			10,000,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $													$ 18						$ 18
Private placement of series B preferred stock													183,000						183,000
Exchange of warrants to purchase stocks																		(284,140)
Subscriptions received (in Dollars) | $																				$ 492,366
Preferred stock, shares outstanding											210,700				210,700		210,700	210,700
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Subscriptions received (in Dollars) | $					$ 1,831,265											$ 1,831,265
Received subscriptions, including cash (in Dollars) | $																$ 834,000
Number of barrels																50
Barrels average value (in Dollars) | $																$ 2,212
Aggregate total fixed assets (in Dollars) | $																24,750
Aggregate total inventory (in Dollars) | $																85,850
Aggregate received amount (in Dollars) | $																110,600
Extinguishment of debt (in Dollars) | $																$ 296,619
Shares of preferred stock					59,001											59,001
Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Received subscriptions, including cash (in Dollars) | $					$ 834,000
Number of barrels																				50
Barrels average value (in Dollars) | $																				$ 2,212
Aggregate total fixed assets (in Dollars) | $																				24,750
Aggregate total inventory (in Dollars) | $																				85,850
Extinguishment of debt (in Dollars) | $																				$ 296,619
Shares of preferred stock					59,001											59,001
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants outstanding (in Dollars) | $					$ 590,045											$ 590,045
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6											$ 6
Warrant outstanding					321,026											321,026
Series A Preferred Stock [Member] | Related Party [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Preferred stock, shares outstanding											0				0		0	0
Series A Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Preferred stock, authorized			750,000					750,000
Non-ELOC Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares											$ 0.01				$ 0.01		$ 0.01	$ 0.01
Warrants to purchase common stock																		119,207
Preferred stock, subscription amount (in Dollars) | $											$ 250,000				$ 250,000		$ 250,000	$ 250,000
Non-ELOC Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Preferred stock, subscription amount (in Dollars) | $											$ 125,000				$ 125,000		$ 125,000	125,000
ELOC Purchase Agreement [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Purchase agreement commencing period			36 months
Proceeds from ELOC Sales of Common Stock (in Dollars) | $																		$ 730,074
Proceeds from ELOC Purchase Agreement (in Dollars) | $							$ 499,991
ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants outstanding (in Dollars) | $			$ 75,000					$ 75,000
Ownership interest, percentage			4.99%					4.99%
Sale of shares, single day sale limitation			7.00%
ELOC Purchase Agreement [Member] | Commitment Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares											$ 0.001				$ 0.001		$ 0.001	$ 0.001
ELOC Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants issued maximum	15,000,000
Private Placement of Series B Preferred Stock (in Dollars) | $			$ 15,000,000
Private placement of series B preferred stock			5,000,000												10,000,000
Shares repurchased																		1,437,453
ELOC Purchase Agreement [Member] | Common Stock [Member] | Commitment Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																											$ 0.001
Warrants issued																										67,162
ELOC Purchase Agreement [Member] | Common Stock [Member] | Commitment Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants issued			67,162					67,162
ELOC Purchase Agreement [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Ownership interest, percentage			4.99%					4.99%
Proceeds from ELOC Purchase Agreement (in Dollars) | $																		$ 1,150,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Purchase agreement commencing period			36 months
Stock price (in Dollars per share) | $ / shares		$ 1.11					$ 1.11
Proceeds from ELOC Purchase Agreement (in Dollars) | $							$ 1,000,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Commitment Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants outstanding (in Dollars) | $			$ 75,000					$ 75,000
Sale of shares, single day sale limitation			7.00%
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Ownership interest, percentage			4.99%					4.99%
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Investor [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $						$ 4,087,161
Private placement of series B preferred stock						10,525,357
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private placement of series B preferred stock														115,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $														$ 1,150,000
ELOC Purchase Agreement [Member] | Series B Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $			$ 1,000,000
ELOC Purchase Agreement [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $			1,000,000
ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing [Member] | Series B Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $			500,000
ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $			500,000
ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective [Member] | Series B Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $			$ 500,000
Sale of stock, trading days after registration declared effective for second purchase			3
ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member] | Investor [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private Placement of Series B Preferred Stock (in Dollars) | $			$ 500,000
Sale of stock, trading days after registration declared effective for second purchase			3
ELOC Purchase Agreement and Registration Rights Agreement [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private placement of series B preferred stock			100,000
ELOC Purchase Agreement and Registration Rights Agreement [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Private placement of series B preferred stock			100,000
IPO [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 4	$ 5											$ 5				$ 4
IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrant outstanding				246,267
IPO [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 8
IPO [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Warrants issued																				60,563
IPO [Member] | Series A Preferred Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares					5											5				$ 5
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6											$ 6
Warrant outstanding					510,315											510,315
Related Party [Member] | IPO [Member]
Stockholders’ Equity/(Deficit) - Part 3 (Details) [Line Items]
Aggregate received amount (in Dollars) | $																				$ 110,600